Average Annual Total Returns - Class K - BlackRock Advantage ESG U.S. Equity Fund	Sep. 28, 2020
Russell 3000® Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	31.02%
Since Inception	13.97%
Class K Shares
Average Annual Return:
1 Year	31.33%
Since Inception	14.21%
Inception Date	Oct. 05, 2015
Class K Shares | After Taxes on Distributions
Average Annual Return:
1 Year	30.37%
Since Inception	12.64%
Inception Date	Oct. 05, 2015
Class K Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	19.17%
Since Inception	10.80%
Inception Date	Oct. 05, 2015